Consolidated Statements of Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Basic earnings per common and preferred share	$ 1.91	$ 2.81	$ 1.52
Diluted earnings per common and preferred share	$ 1.91	$ 2.81	$ 1.52